KINETICS MUTUAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 5, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:
Kinetics Mutual Funds, Inc. (the “Company”)
File Nos.: 333-78275 and 811-09303
Kinetics Alternative Income Fund (S000017862)
Kinetics Internet Fund (S000005029)
Kinetics Global Fund (S000005032)
Kinetics Paradigm Fund (S000005030)
Kinetics Medical Fund (S000005033)
Kinetics Small Cap Opportunities Fund (S000005031)
Kinetics Market Opportunities Fund (S000005035)
Kinetics Multi-Disciplinary Income Fund (S000020819)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Company hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information for the Advisor Class A, Advisor Class C, No Load and Institutional Classes of the Kinetics Alternative Income Fund, Kinetics Internet Fund, Kinetics Global Fund, Kinetics Paradigm Fund, Kinetics Medical Fund, Kinetics Small Cap Opportunities Fund, Kinetics Market Opportunities Fund and Kinetics Multi-Disciplinary Income Fund (formerly, Kinetics Multi-Disciplinary Fund), that would have been filed under Rule 497(b) or (c) of the 1933 Act would not have differed from the documents each dated April 30, 2015 filed electronically as Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A on April 29, 2015.

If you have any questions regarding the enclosed, please not hesitate to contact Michelle M. Nelson, Esq. of USBFS at (414) 765-6611 or the undersigned at (914) 703-6900.

Very truly yours,

KINETICS MUTUAL FUNDS, INC.

/s/ Jay Kesslen
Jay Kesslen
Vice President and Assistant Secretary